Description of the business and summary of significant accounting policies - Employee benefits (Details)		1 Months Ended	12 Months Ended
	Nov. 06, 2014	Apr. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Share-based payments
Termination benefits provision				$ 0	$ 0	$ 0
Number of days' wages for each year of service provided as seniority premium benefits			12 days	12 days
Minimum years of service to receive seniority premium benefits			15 years	15 years
Salaries and benefits			$ 158,787,000	$ 3,125,393,000	2,823,647,000	2,419,537,000
Quarterly incentive bonuses
Share-based payments
Salaries and benefits				67,680,000	48,384,000	40,829,000
Short-term benefit plan for certain key personnel
Share-based payments
Salaries and benefits				50,000,000	0	53,738,000
Restricted Stock Units
Share-based payments
Salaries and benefits				19,980,000	13,508,000	7,816,000
SARs - cash settled
Share-based payments
Salaries and benefits						$ 31,743,000
Salaries and benefits				$ (186,000)	$ (8,999,000)
Vesting period	3 years		3 years	3 years	3 years	3 years
MIP I
Share-based payments
Exercise price				$ 5.31	$ 5.31	$ 5.31
MIP II
Share-based payments
Salaries and benefits						54,357,000
Salaries and benefits				$ (5,052,000)	(16,499,000)
Vesting period			5 years	5 years
BODIP
Share-based payments
Vesting period		4 years
Exercise price		$ 16.12		$ 16.12	26.29
Employee profit sharing
Share-based payments
Salaries and benefits				$ 14,106,000	$ 8,342,000	$ 9,967,000